Equity-accounted investee - Associate statement of earnings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	$ 1,474,984	$ 1,800,073
Cost of products and services sold	(1,282,635)	(1,484,962)
Depreciation and amortization	(190,415)	(208,662)
Finance income	6,804	10,835
Finance costs	(76,612)	(96,133)
Income tax expense	1,201	(13,666)
Net earnings (loss)	(102,654)	(53,197)
Other comprehensive income (loss)	(4,428)	38,795
Total comprehensive income (loss)	(107,082)	(14,402)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	387,319	252,764
Cost of products and services sold	(55,397)	(57,358)
Depreciation and amortization	(25,300)	(24,081)
Finance income	349	367
Finance costs	(796)	(825)
Other expense	(16,636)	(12,305)
Income tax expense	(60,357)	(44,804)
Net earnings (loss)	229,182	113,758
Other comprehensive income (loss)	0	(97)
Total comprehensive income (loss)	$ 229,182	$ 113,661